Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Cash	€ 2,857	€ 6,060	€ 16,926
Cash equivalents	2,710	4,993	7,000
Total cash and cash equivalents	€ 5,567	€ 11,053	€ 23,926	€ 5,847